Income taxes (Summary of income tax expenses) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current tax
Current year	$ 118,378	$ (155,714)
Deferred tax
Origination and reversal of temporary differences	(6,219,309)	(5,095,595)
Change in unrecognized deductible temporary differences	6,176,915	4,511,349
Deferred tax	(42,394)	(584,246)
Income tax expense (recovery)	$ 75,984	$ (739,960)